Warrants - Schedule of Warrant Activity (Details)	3 Months Ended
Mar. 31, 2025 shares
February 2025 Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding Balance
Issuance	3,776,471
Exercised
Forfeited / cancelled
Outstanding Balance	3,776,471
February Two Thousand Twenty Five Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding Balance
Issuance	2,816,412
Exercised	(2,070,412)
Forfeited / cancelled
Outstanding Balance	746,000